Fair Value Measurements and Financial Instruments - Fair Value Measurement Hierarchy (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 22, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,795	$ 8,335
$8.63 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	681	1,833
PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	97	311	$ 1,300
Quoted prices in active markets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	681	1,833
Sponsor Earnout liability	0	0
Quoted prices in active markets (Level 1) | $8.63 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	681	1,833
Quoted prices in active markets (Level 1) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Quoted prices in active markets (Level 1) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Sponsor Earnout liability	0	0
Significant observable inputs (Level 2) | $8.63 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant observable inputs (Level 2) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	2,114	6,502
Sponsor Earnout liability	419	1,353
Significant unobservable inputs (Level 3) | $8.63 Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	0	0
Significant unobservable inputs (Level 3) | PIPE Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	97	311
Significant unobservable inputs (Level 3) | Liberty Warrants and Liberty Advisory Fee Warrant liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Warrant liability	$ 2,017	$ 6,191